Non-controlling interests (Table)	12 Months Ended
Dec. 31, 2019
29. Non-controlling interests
Non-controlling interests
	Profit attributable to non-controlling interest		Equity attributable to non-controlling interest		Dividends paid to non-controlling interest
	2019	2018	2019	2018	2019	2018
	£m	£m	£m	£m	£m	£m
Other non-controlling interests	-	-	-	2	-	-